Ghana Expected Credit Loss (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of expected credit losses

	United States Dollar
Figures in millions unless otherwise stated	2023	2022	2021

Ghana expected credit loss – loan advanced to contractor[1]	(25.4)	(3.9)	(41.1)
Damang expected credit loss – receivable[2]	(7.8)	—	—
Tarkwa expected credit loss – receivable[3]	—	(13.6)	—
Total expected credit loss	(33.2)	(17.5)	(41.1)
[1]The expected credit loss provision of US$25.4 million (2022: US$3.9 million and 2021: US$41.1 million) was raised against a contractor loan at
31 December 2023. The total expected credit loss amounted to US$25.4 million of which the interest portion amounting to US$2.0 million was included in trade and other receivables and the loan portion amounting to US$23.4 million was included in loan advanced – contractor.The contractor loan (refer note 13.2) related to the financial assistance provided to a contractor at Ghana for the procurement of new fleet. Refer note 41 for further details.
[2]The expected credit loss provision of US$7.8 million (2022: US$nil and 2021: US$nil) was raised against a receivable at 31 December 2023. The receivable of US$7.8 million in 2023 related to a payment advanced to a contractor at Damang.
[3]The expected credit loss provision of US$nil (2022: US$13.6 million and 2021: US$nil ) was raised against a receivable at 31 December 2022. The receivable of US$13.6 million in 2022 related to a payment advanced to a contractor at Tarkwa.

Summary of loans advanced to contractors

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

Balance at beginning of the year	23.4	27.3
Expected credit loss[1]	(23.4)	(3.9)
Total loan advanced to contractor[2]	—	23.4
[1]The total expected credit loss recognised in the income statement for 2023 amounted to US$25.4 million of which the interest portion amounting to US$2.0 million was included in trade and other receivables and the loan portion amounting to US$23.4 million was included in loan advanced –
contractor. Refer note 13.1.
[2]Due to issues with fleet availability at both Tarkwa and Damang, an agreement was entered into between Gold Fields and Engineers and Planners
(“E&P”) to provide financial assistance to E&P in order to procure new fleet. The initial loan amounted to US$68.4 million, bears interest at a market related - rate and a portion is secured over the fleet purchased in 2020. At 31 December 2023, a cumulative expected credit loss provision of
US$68.4 million (2022:US$45.0 million) was raised against the loan, resulting in a net balance of US$nil (2022: US$23.4 million).